ACCUMULATED OTHER COMPREHENSIVE LOSS (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
ACCUMULATED OTHER COMPREHENSIVE LOSS
Unamortized realized losses from interest rate lock derivatives	$ (1)	$ (1)
Adjustments for supplemental executive retirement plans	(51)	(42)
Accumulated other comprehensive loss	(52)	(43)
Tax effect allocated to adjustments for supplemental executive retirement plans	$ 7	$ 8